Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (3,292,562)	$ (2,670,705)	$ (7,590,099)	$ (23,103,864)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,897,679	2,455,796	4,862,267	5,515,518
Stock compensation	383,530	544,376	1,138,585	1,379,080
Bad debt expense	10,433
Gain on sale of real estate assets, net	(150,099)	(4,777,327)	(5,444,792)	(3,426,572)
Employee Bonuses paid with CDT stock				172,421
Gain on disposition of assets and liabilities, net	(3,416,501)
Net loss in Conduit Pharmaceuticals fair value marketable securities	(7,728)	184,459	188,287	17,925,723
Net loss (gain) in fair value marketable securities				560
Impairment of goodwill and real estate assets	3,502,523	4,344,332	6,443,437	1,969,311
Amortization of financing costs	111,195	137,749	281,245	351,291
Amortization of below-market leases	(2,487)	(2,266)	(4,753)	(4,641)
Straight-line rent adjustment	5,100	(27,948)	261,483	(152,722)
Changes in operating assets and liabilities:
Other assets	(28,165)	36,322	355,913	82,575
Deferred tax asset			75,257	48,117
Accounts payable and accrued liabilities	1,146,771	(411,908)	186,636	(1,001,301)
Deferred leasing costs	(93,626)	14,052	(148,148)	(502,946)
Accrued real estate taxes	(41,224)	(839,159)	(187,448)	19,390
Net cash provided by (used in) operating activities	24,839	(1,012,227)	417,870	(728,060)
Cash flows from investing activities:
Real estate acquisitions		(9,444,465)	(9,444,465)	(9,729,351)
Additions to buildings and tenant improvements	(459,117)	(741,071)	(2,703,012)	(2,273,726)
Investment in marketable securities				(2,362)
Proceeds from sale of marketable securities		13,990	13,990	105,206
Proceeds from sales of real estate, net	8,749,479	21,544,343	25,625,377	24,767,052
Net cash provided by investing activities	8,290,362	11,372,797	13,491,890	12,866,819
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs		6,592,396	18,942,396	22,272,291
Payment of debt issuance costs		(247,882)	(424,002)	(335,724)
Repayment of mortgage notes payable	(9,270,409)	(14,014,678)	(28,862,783)	(27,897,127)
Payment of deferred offering costs	(49,652)		(343,514)
Distributions to noncontrolling interests	(324,687)	(433,804)	(1,277,913)	(3,629,964)
Contributions from noncontrolling interests				200,000
Issuance of Series A Common Stock, net of offering costs			1,667,120
Issuance of Series D Preferred Stock, net of offering costs				1,195,855
Repurchase of Series A Common Stock, at cost		(1,526,551)	(1,585,091)	(140,416)
Repurchase of Series D Preferred Stock, at cost		(327,787)	(344,503)	(40,910)
Dividends paid to Series D Preferred Stockholders	(190,220)	(1,153,671)	(2,295,607)	(2,236,696)
Net cash used in financing activities	(9,834,968)	(11,111,977)	(14,523,897)	(10,612,691)
Net (decrease) increase in cash equivalents and restricted cash	(1,519,767)	(751,407)	(614,137)	1,526,068
Cash, cash equivalents and restricted cash - beginning of period	7,422,359	8,036,496	8,036,496	6,510,428
Cash, cash equivalents and restricted cash - end of period	5,902,592	7,285,089	7,422,359	8,036,496
Supplemental disclosure of cash flow information:
Interest paid-mortgage notes payable	3,222,606	2,998,056	5,906,234	5,371,017
Income taxes paid	57,000	46,511	78,848	46,511
Non-cash investing activities:
Paid building and tenant improvements from prior year	(361,261)	(207,847)	(207,847)	(295,567)
Private warrants from Conduit Pharmaceuticals				642,600
Paid deferred offering costs from prior year	6,589
Non-cash financing activities:
Unpaid building and tenant improvements	281,404	176,307	361,261	207,847
Dividends payable - Preferred Stock Series D		$ 190,393	190,220	194,784
Unpaid deferred offering costs			6,589
Payment of accrued bonus to ex-CFO with CDT stock				124,357
Distribution of CDT stock to employees				$ 172,421